BASIS OF PREPARATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Net loss	$ 664,762	$ 61,287	$ 497,610
Working capital deficit	$ 81,203	$ 726,550